Employee Benefits	12 Months Ended
Dec. 31, 2017
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Employee Benefits

NOTE 17. EMPLOYEE BENEFITS

Until December 31, 2015, Petróleos Mexicanos and Subsidiary Entities only had defined benefit pension plans for the retirement of its employees, to which only Petróleos Mexicanos and the Subsidiary Entities contribute. Benefits under these plans are based on an employee’s salary and years of service completed at retirement. As of January 1, 2016, Petróleos Mexicanos and Subsidiary Entities also has a defined contribution pension plan, in which both Petróleos Mexicanos and Subsidiary Entities and the employee contribute to an employee’s individual account.

Benefits under the defined benefit plan are mainly based on the years of service completed by the employee, and their remuneration at the date of retirement. The obligations and costs of these plans are recognized based on an actuarial valuation prepared by independent experts. Within the regulatory framework of plan assets, there are no minimum funding requirements. Petróleos Mexicanos and the Subsidiary Entities have established additional plans to cover post-employment benefits, which are based on actuarial studies prepared by independent experts and which include disability, post-mortem pension and the death of retired employees.

As of December 31, 2017, Petróleos Mexicanos and Subsidiary Entities funded its employees benefits through Mexican trusts, the resources of which come from the retirement line item of PEMEX’s annual budget (an operating expense), or any other line item that substitutes or relates to this line item, or that is associated to the same line item and the interests, dividends or capital gains obtained from the investments of the trusts.

The following table show the amounts associated with PEMEX’s labor obligations:

	December 31,
Defined Benefits Liabilities	2017	2016
Liability for defined benefits at retirement and post-employment at the end of the year	Ps. 1,241,072,307	Ps. 1,202,624,665
Liability for other long-term benefits	17,363,815	17,784,771

Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	Ps. 1,258,436,122	Ps. 1,220,409,436

The following tables contain detailed information regarding PEMEX’s retirement and post-employment benefits:

	December 31,
Changes in the liability for defined benefits	2017	2016
Liability for defined benefits at the beginning of the year	Ps. 1,202,624,665	Ps. 1,258,480,019
Recognition of the modifications in pensions plan	8,327	(571,713)
Current Service cost	13,079,341	23,111,918
Net interest	95,402,917	90,527,624
Past service costs	—	(33,244)
Defined benefits paid by the fund	(5,105,669)	(4,892,767)
Actuarial (gains) losses in other comprehensive results due to:
Change in financial assumptions	47,182,448	(149,533,263)
Change in demographic assumptions	(70,012,604)	4,842,109
For experience during the year	10,272,231	36,103,857
In plan assets during the year	(453,206)	285,123
Remeasurements	26,417	(1,742)
Contributions paid to the fund	(51,952,560)	(55,693,256)

Defined benefit liabilities at end of year	Ps. 1,241,072,307	Ps. 1,202,624,665

In 2017 and 2016, the net actuarial gains recognized in other comprehensive income (loss) net of income deferred tax were Ps. 12,038,710 and Ps. 106,387,640, respectively, related to retirement and post-employment benefits, not including the normal year to year increase in obligations based on changes in population, age, seniority, wages, pensions and benefits. The decrease in losses in 2017 was mainly due to the decrease in the discount and return on plan assets rates, from 8.17% in 2016 to 7.89% in 2017.

	December 31,
Changes in pension plan assets	2017		2016
Plan assets at the beginning of year	Ps.	9,489,666	Ps.	5,228,909
Return on plan assets		902,550		742,477
Payments by the pension fund		(54,312,270)		(51,889,821)
Company contributions to the fund(1)		51,952,559		55,693,256
Actuarial (gains) losses in plan assets		453,187		(285,155)

Pension plan assets at the end of year	Ps.	8,485,692	Ps.	9,489,666

(1)	Includes proceeds from the collected amounts of the Promissory Notes, contributed by the Mexican Government (See Note 14).

PEMEX’s plan assets are held in two trusts, the FOLAPE and the Fideicomiso de Cobertura Laboral y de Vivienda (FICOLAVI), which are managed by BBVA Bancomer, S. A. and a technical committee for each trust that is comprised of personnel from Petróleos Mexicanos and the trusts.

The expected contribution to the fund for 2018 amounts to Ps. 63,500,000 and the expected payments for 2018 is Ps. 62,337,560.

As of December 31, 2017 and 2016, the amounts and types of plan assets are as follows:

	December 31,
Plan Assets	2017		2016
Cash and cash equivalents	Ps.	135,757	Ps.	5,906,660
Equity instruments		1,034,178		2,694,291
Debt instruments		7,315,757		888,715

Total plan assets	Ps.	8,485,692	Ps.	9,489,666

	December 31,
Changes in Defined Benefit Obligations (DBO)	2017		2016
Defined benefit obligations at the beginning of the year	Ps.	1,212,114,331	Ps.	1,263,708,928
Service costs		19,762,661		23,107,851
Financing costs		96,331,015		91,270,383
Past service costs				(33,244)
Payments by the fund		(59,417,940)		(56,778,359)
Amount of (gains) and losses recognized through other comprehensive income:		(12,594,541)		(108,589,515)
Modifications to the pension plan		(6,609,657)		(571,713)
Remeasurements		(1,471)		—
Reductions		(26,399)		—

Defined benefit obligations at the end of year	Ps.	1,249,557,999	Ps.	1,212,114,331

The asset ceiling test was not applied because there was a deficit of labor liabilities at the beginning and end of the year.

The effect of an increase or decrease of one percentage point in the discount rate is a -12.46% increase or a 15.72% decrease in defined benefit obligations.

The effect of an increase or decrease of one percentage point in the increase rate in medical services with respect to the cost and obligations related to medical services point is a 21.93% increase or a -16.80% decrease in defined benefit obligations.

Assumptions regarding future mortality are based on EMSSA2009 to Unique Circular of the Comisión Nacional de Seguros y Fianzas (National Commission of Insurance and Bonds) and include changes to the mortality rate established in 2017.

The following tables present additional fair value disclosure about plan assets and indicate their rank, in accordance with IFRS 13, as of December 31, 2017 and 2016:

	Fair value measurements as of December 31, 2017
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	135,757	Ps.	—	Ps.	—	Ps.	135,757
Equity instruments		1,034,178		—		—		1,034,178
Debt instruments		7,315,757		—		—		7,315,757

Total	Ps.	8,485,692	Ps.	—	Ps.	—	Ps.	8,485,692

	Fair value measurements as of December 31, 2016
Plan assets:	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	5,906,660	Ps.	—	Ps.	—	Ps.	5,906,660
Equity instruments		2,694,291		—		—		2,694,291
Debt instruments		888,715		—		—		888,715

Total	Ps.	9,489,666	Ps.	—	Ps.	—	Ps.	9,489,666

As of December 31, 2017 and 2016, the principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2017	2016
Rate of increase in salaries	4.77%	4.77%
Rate of increase in pensions	3.75%	3.75%
Rate of increase in medical services	7.65%	7.65%
Inflation assumption	3.75%	3.75%
Discount and return on plan assets rate	7.89%	8.17%
Average length of obligation (years)	18.40	17.67

In accordance with IAS 19, the discount rate used is determined by considering the government zero coupon curve generated from the fixed rate bonds issued by the Mexican Government (“Bonds M”) and Cetes, as well as the flow of payments expected to cover contingent liabilities.

Other long-term benefits

Petróleos Mexicanos and Subsidiary Entities has established other long-term benefit plans for its employees, to which employees do not contribute, which correspond to the seniority premiums payable for disability, death and survivors benefits (payable to the widow and beneficiaries of worker), medical service, gas and basic basket for beneficiaries. Benefits under these plans are based on an employee’s salary and years of service completed at separation date. Obligations and costs of such plans are recorded in accordance with actuarial valuations performed by independent actuaries.

The amounts recognized for long-term obligations for the years ended December 31, 2017 and 2016 are as follows:

	December 31,
Change in the liability for defined benefits	2017		2016
Liabilities defined benefit at the beginning of year	Ps.	17,784,771	Ps.	20,905,422
Charge to income for the year		3,277,847		3,420,158
Actuarial (gains) losses recognized in income due to:
Change in financial assumptions		878,516		(3,028,211)
Change in demographic assumptions		(1,015,274)		(119,982)
For experience during the year		(3,558,599)		(3,390,396)
Benefits paid		(3,446)		(2,220)

Liabilities defined benefit at the end of year	Ps.	17,363,815	Ps.	17,784,771

The principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2017	2016
Rate of increase in salaries	4.77%	4.77%
Inflation assumption	3.75%	3.75%
Discount and return on plan assets rate	7.89%	8.17%
Average length of obligation (years)	18.40	17.67

In accordance with IAS 19, the discount rate used is determined by considering the government zero coupon curve generated from Bonds M and Cetes, as well as the flow of payments expected to cover contingent liabilities.